COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024	Dec. 31, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Line Items]
Reserves for unfunded commitments	$ 16,900	$ 18,400
Loans and Leases Receivable, Commitments, Fixed Rates	69,300	108,200
Loans and Leases Receivable, Commitments, Variable Rates	$ 3,700,000	$ 4,400,000
Loan Commitments, Fixed Interest Rate Range, Minimum	0.00%	0.00%
Loan Commitments, Fixed Interest Rate Range, Maximum	21.00%	21.00%
Loan Commitments, Fixed Rate, Maturities, Minimum	1 year	1 year
Loan Commitments, Fixed Rate, Maturities, Maximum	31 years 7 months 6 days	31 years 7 months 6 days
Letters of credit issued to guarantee performance of a client to a third party	$ 25,100	$ 34,900
Derivative, Notional Amount	16,941,027	19,339,867
Litigation Settlement, Expense	0
Payments for Legal Settlements			$ 3,300
Estimated Litigation Liability						$ 0
Shareholders’ equity	2,438,041	2,267,974	2,041,373		$ 2,258,942
Retained earnings
Commitments and Contingencies Disclosure [Line Items]
Shareholders’ equity	1,276,329	1,136,718	$ 968,237		$ 837,473
Cumulative Effect, Period of Adoption, Adjustment
Commitments and Contingencies Disclosure [Line Items]
Shareholders’ equity		599
Cumulative Effect, Period of Adoption, Adjustment | Retained earnings
Commitments and Contingencies Disclosure [Line Items]
Shareholders’ equity		599		$ 600
Credit Default Swap
Commitments and Contingencies Disclosure [Line Items]
Derivative, Notional Amount	310,700	341,700
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 3,800,000	$ 4,500,000